Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property, Plant and Equipment, Net [Abstract]
Electronic equipment	$ 155,753	$ 156,448
Less: accumulated depreciation	(46,854)	(29,705)
Property, plant and equipment, net	$ 108,899	$ 126,743